Condensed Statements of Cash Flows (Unaudited) (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss	$ 12,841	$ (48,832)	$ (56,909)	$ (16,821)	$ (24,388)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	140	150	294	367	914
Depreciation	20	30
Amortization	120	120
Non-cash interest expense:
Others	16	382	394	577	528
Change in fair value of derivative instruments	(19,706)	22,599
Non-cash interest expense	2,642	20,112	22,073	82	2,428
Change in fair value of derivative instruments
Related party	16,046	(15,328)	(15,988)	(1,853)	1,085
Others	3,660	(7,271)	7,663	620	(1,135)
Non-cash restructuring charges					1,040
Non-cash compensation	140	547	799	1,587	1,011
Gain on disposal of fixed assets		(1)	(1)	(789)	(135)
Changes in assets and liabilities excluding non-cash transactions:
(Increase) decrease in accounts receivable	(46)	120	145	73	60
Increase in inventories		(24)	(24)	(20)
(Increase) decrease in prepaid expenses and other current assets	(39)	(531)	(344)	(95)	710
Increase in deferred revenue	42	2,012	7,072	166	11,254
Increase (decrease) in accounts payable, accrued expenses and other	(1,066)	887	(1,554)	2,613	(513)
Decrease in deferred lease and other liabilities			(35)	(14)	(253)
Increase (decrease) in other current liabilities	1,154	(21)
Decrease in deferred lease liability	(21)	(17)
Increase (decrease) in restructuring charge	(300)	(150)	(450)	(2,130)	2,880
Total adjustments	(17,060)	45,683	52,020	4,890	17,704
Net cash used in operating activities	(4,219)	(3,149)	(4,889)	(11,931)	(6,684)
Cash flows from investing activities:
Proceeds from sale and maturity of investments					9,927
Equipment purchases					(109)
Increase in restricted cash			(1)	(4)	(9)
Proceeds from sale of fixed assets		1	1	989	138
Net cash provided by investing activities				985	9,947
Cash flows from financing activities:
Proceeds from notes payable			500
Payments on notes payable			(525)
Proceeds from exercise of stock options and warrants					13
Net proceeds from issuance of common stock and warrants			6,674	7,298
Net cash provided by financing activities			6,649	7,298	13
Net cash provided by financing activities - proceeds from exercise of warrants	236
Net decrease in cash and cash equivalents	(3,983)	(3,148)	1,760	(3,648)	3,276
Cash and cash equivalents, beginning of period	5,326	3,566	3,566	7,214	3,938
Cash and cash equivalents, end of period	1,343	418	5,326	3,566	7,214
Supplemental disclosure of cash flow information:
Interest paid			6
Non-cash investing and financing activities:
Issuance of liability warrants in connection with common stock offering			4,920	4,523
Exchange of debt as deferred revenue (Note 8 )		13,000	13,000
Common stock issued to settle accrued Directors compensation		11	10
Reclassification of derivative liability to equity upon exercise of warrants	$ 349